Earnings Per Share - Schedule of Calculation of Earnings Per Share (Details) - EUR (€) € / shares in Units, € in Thousands	3 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Earnings per share [abstract]
Weighted number of outstanding shares	183,906,056	187,829,202
Number of shares with dilutive effects	1,640	189
Weighted number of outstanding shares (diluted and undiluted)	183,907,696	187,829,391
Profit attributable to ordinary shareholders	€ 50,557	€ 20,119
Basic	€ 0.27	€ 0.11
Diluted	€ 0.27	€ 0.11